Business acquisitions and dispositions - Summary of Fair Value of Consideration From Acquisition of Stratejm (Details) - Stratejm $ in Millions	Jul. 02, 2024 CAD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Cash consideration paid	$ 78
Contingent consideration	11
Total cost to be allocated	89
Trade and other receivables	5
Other non-cash working capital	2
Other non-current assets	1
Trade payables and other liabilities	(3)
Contract liabilities	(7)
Deferred tax liabilities	(1)
Identifiable assets acquired (liabilities assumed), excluding cash and cash equivalents and goodwill	(3)
Cash and cash equivalents	5
Fair value of net assets acquired	2
Goodwill	$ 87